Transamerica Intermediate Muni Average Annual Total Returns - Retail Class [Member]		12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%		2.34%
Bloomberg Muni Managed Money Intermediate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	0.63%		2.15%
A
Prospectus [Line Items]
Average Annual Return, Percent		0.29%	(0.40%)		1.55%
Performance Inception Date	Oct. 31, 2012
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.19%	(0.48%)		1.40%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.39%	0.20%		1.60%
C
Prospectus [Line Items]
Average Annual Return, Percent		2.14%	(0.34%)		1.27%
Performance Inception Date	Oct. 31, 2012
I
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	0.44%		2.03%
Performance Inception Date	Oct. 31, 2012
I2
Prospectus [Line Items]
Average Annual Return, Percent		3.88%	0.45%	1.75%
Performance Inception Date	Sep. 30, 2016